Goodwill and other intangible assets (Details) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	60,224	58,773
Accumulated Amortization	(30,208)	(24,228)
Accumulated Impairment	(17,307)	(14,138)
Net Carrying Amount	12,709	20,407
Aggregate amortization expense for intangible assets	5,980	6,479	2,631
In-process research and development technology
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	8,503	8,503
Accumulated Impairment	(8,503)	(8,503)
Impairment loss recognized		8,503
In-process research and development technology | East Road
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized		8,503
Capitalized software development cost
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	29,558	29,010
Accumulated Amortization	(16,236)	(11,623)
Accumulated Impairment	(779)
Net Carrying Amount	12,543	17,387
Capitalized R&D costs, costs of software to be sold, leased, or marketed	548	2,303	5,261
Impairment loss recognized	779
Capitalized software development cost | Ragnarok Odyssey Ace
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized	381
Capitalized software development cost | Ragnarok Online Guild Masters
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized	154
Capitalized software development cost | Game Station
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized	244
Product Technology
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	18,536	18,536
Accumulated Amortization	(12,503)	(11,565)
Accumulated Impairment	(6,033)	(4,609)
Net Carrying Amount		2,362
Impairment loss recognized	1,424	2,225
Product Technology | Dragonica
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized	1,424	2,161
Product Technology | Eternal Destiny
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized			799
Product Technology | Maestia
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized	237
Product Technology | Requiem
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized	382
Product Technology | Steal Fighter
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized	344
Trademarks
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	549	520
Accumulated Amortization	(380)	(350)
Accumulated Impairment	(3)
Net Carrying Amount	166	170
Impairment loss recognized	3
Other Finite Lived Intangible Assets
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	3,078	2,204
Accumulated Amortization	(1,089)	(690)
Accumulated Impairment	(1,989)	(1,026)
Net Carrying Amount		488
Impairment loss recognized	963	227